Income Taxes (Net Deferred Tax Assets Included In The Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Deferred income taxes (current assets)	¥ 219,333	¥ 220,662
Deferred income taxes (investments and other assets)	589,937	661,500	¥ 752,828
Other current liabilities	(4,970)	(5,616)
Deferred income taxes (long-term liabilities)	(196,853)	(233,151)
Net deferred tax assets	¥ 607,447	¥ 643,395